Schedule of Investments(a)
January 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.61%
Aerospace & Defense–1.09%
Textron, Inc.	1,350,267	$114,381,118
Air Freight & Logistics–1.86%
FedEx Corp.	812,748	196,107,965
Apparel, Accessories & Luxury Goods–0.50%
Ralph Lauren Corp.(b)	369,383	53,069,256
Asset Management & Custody Banks–1.50%
State Street Corp.	2,142,782	158,287,306
Automobile Manufacturers–0.55%
General Motors Co.(b)	1,498,442	58,139,550
Biotechnology–0.36%
AbbVie, Inc.	227,373	37,380,121
Broadline Retail–0.99%
eBay, Inc.	2,530,960	103,946,527
Building Products–1.80%
Johnson Controls International PLC	3,596,325	189,490,364
Cable & Satellite–2.05%
Charter Communications, Inc., Class A(c)	244,635	90,688,641
Comcast Corp., Class A	2,679,630	124,709,980
		215,398,621
Casinos & Gaming–1.27%
Las Vegas Sands Corp.	2,739,857	134,033,804
Communications Equipment–3.03%
Cisco Systems, Inc.	3,738,020	187,573,843
F5, Inc.(c)	715,837	131,499,257
		319,073,100
Construction Machinery & Heavy Transportation Equipment– 2.69%
Caterpillar, Inc.	420,966	126,420,299
Wabtec Corp.	1,193,510	157,030,111
		283,450,410
Diversified Banks–8.13%
Bank of America Corp.	7,965,671	270,912,471
Citigroup, Inc.	2,654,597	149,108,714
Fifth Third Bancorp	4,016,752	137,533,588
Wells Fargo & Co.	5,935,630	297,849,913
		855,404,686
Electrical Components & Equipment–3.23%
Eaton Corp. PLC	666,514	164,015,765
Emerson Electric Co.	1,920,085	176,129,397
		340,145,162
Fertilizers & Agricultural Chemicals–1.70%
CF Industries Holdings, Inc.(b)	1,320,196	99,688,000
Corteva, Inc.	1,737,290	79,011,949
		178,699,949
Shares		Value
Food Distributors–1.42%
Sysco Corp.	1,851,095	$149,809,118
Health Care Distributors–1.06%
Henry Schein, Inc.(c)	1,487,184	111,300,851
Health Care Equipment–2.56%
Baxter International, Inc.	1,589,698	61,505,416
Becton, Dickinson and Co.	386,874	92,389,380
Medtronic PLC	1,321,351	115,671,066
		269,565,862
Health Care Facilities–1.06%
Universal Health Services, Inc., Class B	703,519	111,725,852
Health Care Services–1.68%
CVS Health Corp.	2,370,883	176,322,569
Health Care Supplies–0.46%
DENTSPLY SIRONA, Inc.(b)	1,390,286	48,312,439
Hotels, Resorts & Cruise Lines–0.32%
Booking Holdings, Inc.(c)	9,723	34,103,131
Household Products–1.32%
Kimberly-Clark Corp.	1,150,129	139,131,105
Industrial Conglomerates–1.26%
General Electric Co.	1,003,133	132,834,872
Integrated Oil & Gas–5.45%
Chevron Corp.	1,519,592	224,033,449
Exxon Mobil Corp.	1,142,555	117,466,079
Shell PLC, ADR (Netherlands)(b)	631,191	39,708,226
Suncor Energy, Inc. (Canada)	5,790,097	191,768,013
		572,975,767
Interactive Media & Services–4.24%
Alphabet, Inc., Class A(c)	1,279,952	179,321,275
Meta Platforms, Inc., Class A(c)	685,078	267,276,331
		446,597,606
Investment Banking & Brokerage–1.94%
Goldman Sachs Group, Inc. (The)	383,090	147,110,391
Morgan Stanley	650,586	56,757,123
		203,867,514
IT Consulting & Other Services–2.17%
Cognizant Technology Solutions Corp., Class A	1,643,920	126,779,110
DXC Technology Co.(b)(c)	4,643,271	101,223,308
		228,002,418
Life & Health Insurance–0.99%
MetLife, Inc.	1,506,782	104,450,128
Managed Health Care–3.07%
Elevance Health, Inc.	471,032	232,426,030
Humana, Inc.	240,469	90,911,710
		323,337,740

See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Shares		Value
Movies & Entertainment–1.32%
Walt Disney Co. (The)	1,016,536	$97,638,283
Warner Bros. Discovery, Inc.(c)	4,132,521	41,407,860
		139,046,143
Multi-line Insurance–2.02%
American International Group, Inc.	3,057,048	212,495,406
Multi-Utilities–1.26%
Dominion Energy, Inc.	2,892,292	132,235,590
Oil & Gas Exploration & Production–3.38%
ConocoPhillips	931,258	104,179,833
Hess Corp.	661,564	92,969,589
Marathon Oil Corp.	3,934,953	89,913,676
Pioneer Natural Resources Co.	296,427	68,127,817
		355,190,915
Oil & Gas Storage & Transportation–0.72%
Cheniere Energy, Inc.	458,431	75,178,100
Packaged Foods & Meats–1.49%
Kraft Heinz Co. (The)	3,208,810	119,143,116
Tyson Foods, Inc., Class A	677,878	37,120,599
		156,263,715
Paper & Plastic Packaging Products & Materials–1.37%
International Paper Co.	4,029,965	144,393,646
Personal Care Products–0.78%
Haleon PLC (United Kingdom)	20,294,102	82,429,836
Pharmaceuticals–6.02%
AstraZeneca PLC (United Kingdom)	317,614	42,108,260
Bristol-Myers Squibb Co.	1,527,921	74,669,499
Johnson & Johnson	975,451	154,999,164
Merck & Co., Inc.	1,514,126	182,876,138
Sanofi S.A., ADR(b)	3,577,355	178,510,015
		633,163,076
Property & Casualty Insurance–1.07%
Allstate Corp. (The)	722,451	112,160,518
Regional Banks–3.43%
Citizens Financial Group, Inc.	3,783,217	123,711,196
Huntington Bancshares, Inc.	10,043,611	127,855,168
M&T Bank Corp.	794,329	109,696,835
		361,263,199
Restaurants–1.01%
Starbucks Corp.	1,145,269	106,544,375
Semiconductors–4.52%
Intel Corp.	3,180,359	137,009,866
Shares		Value
Semiconductors–(continued)
NXP Semiconductors N.V. (China)	841,565	$177,208,342
QUALCOMM, Inc.	1,084,035	160,990,038
		475,208,246
Soft Drinks & Non-alcoholic Beverages–2.08%
Coca-Cola Co. (The)	1,591,477	94,676,967
Keurig Dr Pepper, Inc.	3,939,642	123,862,344
		218,539,311
Systems Software–2.65%
Microsoft Corp.	700,868	278,651,099
Telecom Tower REITs–0.33%
SBA Communications Corp., Class A	157,113	35,171,316
Tobacco–2.42%
Philip Morris International, Inc.	2,799,787	254,360,649
Wireless Telecommunication Services–0.99%
T-Mobile US, Inc.	645,724	104,110,081
Total Common Stocks & Other Equity Interests (Cost $6,904,066,409)		10,165,750,132
Money Market Funds–3.35%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	123,565,413	123,565,413
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(d)(e)	87,877,908	87,930,635
Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	141,217,615	141,217,615
Total Money Market Funds (Cost $352,691,536)		352,713,663
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $7,256,757,945)		10,518,463,795
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.84%
Invesco Private Government Fund, 5.29%(d)(e)(f)	24,597,029	24,597,029
Invesco Private Prime Fund, 5.52%(d)(e)(f)	63,205,259	63,249,503
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $87,846,532)		87,846,532
TOTAL INVESTMENTS IN SECURITIES–100.80% (Cost $7,344,604,477)		10,606,310,327
OTHER ASSETS LESS LIABILITIES—(0.80)%		(84,027,807)
NET ASSETS–100.00%		$10,522,282,520
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$140,569,059	$351,219,933	$(368,223,579)	$-	$-	$123,565,413	$3,176,199
Invesco Liquid Assets Portfolio, Institutional Class	100,056,598	250,871,380	(263,016,841)	(28,484)	47,982	87,930,635	2,312,970
Invesco Treasury Portfolio, Institutional Class	160,650,353	401,394,209	(420,826,947)	-	-	141,217,615	3,624,464
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,449,199	523,777,916	(528,630,086)	-	-	24,597,029	1,019,165*
Invesco Private Prime Fund	68,502,855	1,166,453,611	(1,171,723,992)	-	17,029	63,249,503	2,732,030*
Total	$499,228,064	$2,693,717,049	$(2,752,421,445)	$(28,484)	$65,011	$440,560,195	$12,864,828

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/23/2024	Deutsche Bank AG	CAD	4,209,594	USD	3,132,982	$997
02/23/2024	Deutsche Bank AG	GBP	5,363,771	USD	6,802,255	3,625
02/23/2024	Goldman Sachs International	GBP	6,134,440	USD	7,811,606	36,146
02/23/2024	Royal Bank of Canada	EUR	85,053,591	USD	92,646,410	648,645
02/23/2024	Royal Bank of Canada	GBP	2,635,252	USD	3,341,328	1,121
02/23/2024	Royal Bank of Canada	USD	2,179,662	CAD	2,946,593	12,636
Subtotal—Appreciation						703,170
Currency Risk
02/23/2024	Canadian Imperial Bank of Commerce	GBP	49,354,449	USD	62,383,708	(173,520)
02/23/2024	Deutsche Bank AG	CAD	131,460,114	USD	97,523,427	(284,344)
02/23/2024	Goldman Sachs International	GBP	1,611,105	USD	2,039,355	(2,735)
02/23/2024	Goldman Sachs International	USD	3,483,163	EUR	3,195,938	(26,294)
02/23/2024	Royal Bank of Canada	USD	1,954,205	CAD	2,624,035	(1,895)
Subtotal—Depreciation						(488,788)
Total Forward Foreign Currency Contracts						$214,382

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$10,041,212,036	$124,538,096	$—	$10,165,750,132
Money Market Funds	352,713,663	87,846,532	—	440,560,195
Total Investments in Securities	10,393,925,699	212,384,628	—	10,606,310,327
Other Investments - Assets*
Forward Foreign Currency Contracts	—	703,170	—	703,170
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(488,788)	—	(488,788)
Total Other Investments	—	214,382	—	214,382
Total Investments	$10,393,925,699	$212,599,010	$—	$10,606,524,709

*	Unrealized appreciation (depreciation).
Invesco Comstock Fund